Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item segment	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Segment Information
Revenues | $	$ 281,129	$ 279,222	$ 282,561
Number Of Vessels	17
Number of reportable segments | segment	1
Number of time charters	12	12
Number of bareboat charters	4
Minimum | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%
Concentration Risk, Percentage	10.00%